GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

20.GENERAL AND ADMINISTRATIVE EXPENSES

		For the years ended
	December 31, 2023	December 31, 2022
	$	$
Wages and benefits	6,993	7,083
Share-based compensation	2,224	7,274
Professional fees	2,814	1,435
Consulting fees	2,175	2,618
Travelling, representation and convention	964	668
Office and administration	6,848	8,862
Stock exchange, authorities, and communication	442	462
Depreciation and amortization	248	246
Loss on asset disposal	5	-
Other financial fees	21	26
Grants	(30)	-
General and administrative expenses	22,704	28,674